Summary of Significant Accounting Policies (Details Narrative)					6 Months Ended
	Jun. 23, 2020 USD ($) shares	Jun. 23, 2020 USD ($) shares	Oct. 06, 2018 USD ($)	Oct. 06, 2018 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Oct. 02, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Uncollectable account receivable written-off					$ 98,851
Allowance for uncollectable balances					13,646				$ 93,032	$ 73,386
Allowance for doubtful account					4,238				13,341
Inventory reserve					456,029				439,486
Deferred public offering costs					$ 984,162				$ 510,079
Estimated useful lives of intangible assets					50 years
Operating lease right of use assets					$ 229,532
Operating lease liabilities					57,051
Sale of cost			$ 700,000
Research and development expense					106,998	$ 128,481
Advertising expenses					8,660	3,709
Government subsidies					$ 446,910	332,418
Value added tax rate description					The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold.
Employee defined cost					$ 18,334	$ 15,336
Number of shares issued for service | shares	633,333
Number of shares issued for service, value	$ 633,333
Share-based compensation expenses					316,668
Consulting Service Agreements [Member] | Consultants [Member]
Number of shares issued for service | shares		633,333
Number of shares issued for service, value		$ 633,333
VAT [Member]
Income tax payable					4,200,000
Unpaid income tax liabilities					4,200,000
Forecast [Member]
Unpaid income tax liabilities							$ 1,300,000
China [Member]
Income tax payable					$ 1,300,000
RMB [Member]
Sale of cost | ¥				¥ 5,000,000
ASC 842 [Member]
Operating lease right of use assets								$ 200,000
Operating lease liabilities								$ 200,000
Xi'an DT [Member]
Non-controlling interests rate					25.00%				25.00%
Tianjin YHX [Member]
Non-controlling interests rate					49.00%				49.00%